Equity Investments	12 Months Ended
Dec. 31, 2024
Equity Investments
Equity Investments

4. Equity Investments

Element 1 Corp. - On June 17, 2021, the Company purchased a 10% equity stake in Element 1 Corp. (“E1”), a developer of advanced hydrogen generation systems used to power fuel cells, in exchange for $4.0 million in cash and $5.3 million through the issuance of the Company’s common shares. The Company’s 10% equity stake consists of 581,795 shares of E1’s common stock and the Company also received warrants to purchase 286,582 additional common shares of Element 1 Corp. common stock, which expired in June 2024. The Company’s total investment in E1 amounted to $9.3 million and is allocated to investment in the ordinary shares and warrants based on their relative fair values as of the date of acquisition. The Company holds one board seat out of five, resulting in 20% voting rights and thus an ability to exercise significant influence in E1. Accordingly, the Company accounts for the investment in the common shares of E1 using the equity method in accordance with FASB Accounting Standards Codification 323 - Investments – Equity Method and Joint Ventures (“ASC 323”).

The Company records its share of earnings and losses in its investment in Element 1 Corp. on a quarterly basis, with an aggregate loss of $0.4 million recognized in the year ended December 31, 2024 (2023: $0.1 million and 2022: $0.2 million profit). During the year ended December 31, 2024, the Company recognized an impairment loss of $4.4 million related to its equity method investment in Element 1 Corp. The impairment was due to a decline in the fair value of the investment, which was determined to be other than temporary. The fair value was assessed based on market conditions and the financial performance of Element 1 Corp. During the years ended December 31, 2023 and 2022, the Company did not record any impairment relating to its investment in Element 1 Corp.

The Company recorded an investment of $4.5 million, inclusive of transaction costs which is included in investments and other assets, net in the consolidated balance sheet as of December 31, 2024.

e1 Marine LLC - On June 17, 2021, the Company established a joint venture, e1 Marine LLC, with E1. and an affiliate of Maritime Partners LLC (“MP”), which seeks to deliver E1’s hydrogen delivery system to the marine sector, with each joint venture partner owning 33.33% of e1 Marine LLC. In May 2024, the Company sold its 33.33% stake in e1 Marine for $1.65 million and recognized a gain of $0.5 million. This gain is included as a component in loss from equity method investments, in the consolidated statement of operations for the year ended December 31, 2024.